CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock	Class A	Class B Common Stock	Class B	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Total
Balance at the beginning at Jun. 30, 2020		$ 0		$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 30, 2020		0
Balance at the beginning at Jun. 30, 2020		$ 0		0	0	0	0
Balance (in Shares) at Jun. 30, 2020		0
Change in Class A common stock subject to possible redemption		$ (880)			(88,012,960)		(88,013,840)
Change in Class A common stock subject to possible redemption (in Shares)		8,801,384
Net loss						1,419,645	1,419,645
Balance at the end at Dec. 31, 2020	$ 156	$ 156	$ 250	$ 250	3,579,954	1,419,645	5,000,005
Balance (in Shares) at Dec. 31, 2020	1,553,616	1,553,616	2,500,000	2,500,000
Change in deferred underwriter discount					(168,063)		(168,063)
Change in Class A common stock subject to possible redemption	$ 96				9,603,504		9,603,600
Change in Class A common stock subject to possible redemption (in Shares)	960,360
Net loss						(9,435,532)	(9,435,532)
Balance at the end at Mar. 31, 2021	$ 252		$ 250		13,015,395	(8,015,887)	5,000,010
Balance (in Shares) at Mar. 31, 2021	2,513,976		2,500,000
Change in deferred underwriter discount					5,099		5,099
Change in Class A common stock subject to possible redemption	$ (2)				(291,328)		(291,330)
Change in Class A common stock subject to possible redemption (in Shares)	(29,133)
Net loss						286,223	286,223
Balance at the end at Jun. 30, 2021	$ 250		$ 250		$ 12,729,166	$ (7,729,664)	$ 5,000,002
Balance (in Shares) at Jun. 30, 2021	2,484,843		2,500,000